UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04448

UBS Master Series, Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2008

Item 1. Reports to Stockholders.

UBS Money Market Fund
Semiannual Report
August 31, 2008

UBS Money Market Fund

October 15, 2008

Dear shareholder,
We present you with the semiannual report for UBS Money Market Fund (the “Fund”) for the six months ended August 31, 2008.

Performance
In an attempt to boost a weakening US economy and address other concerns, the Federal Reserve Board lowered the federal funds rate twice during the reporting period. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) These decreases caused the yields of the securities in which the Fund invests to decline, lowering the Fund’s yields.	UBS Money Market Fund

Investment goal:
Maximum current income
consistent with liquidity and
conservation of capital

Portfolio Manager:
Robert Sabatino
UBS Global Asset
Management (Americas) Inc.

Commencement:
Class A—July 1, 1991
Class B—September 26, 1986
Class C—July 14, 1992

Dividend payments:
Monthly

The seven-day current yield for the Fund’s Class A shares as of August 31, 2008, was 1.38%, down from 2.37%, on February 29, 2008 (after fee waivers and/or expense reimbursements for both periods). (Yields for all share classes over various time periods are shown in “Performance and portfolio characteristics at a glance” on page 11.)

An interview with Portfolio Manager Robert Sabatino
Q.	Following unprecedented turmoil in the credit markets, the US government announced the Temporary Guarantee Program for Money Market Funds (the “Program”). Is the Fund participating?
A.	Following the conclusion of the reporting period, the US Treasury announced the Program, and the Fund applied to participate in it. The US Treasury will guarantee the share price of any publicly offered eligible money market mutual fund that applies and is accepted into the program. Shareholders in money market funds enrolled in the program will be covered for the amounts they held as of the close of business on September 19, 2008. Further important information about the Program appears at the end of this letter.

We welcome the U.S. Treasury’s actions to address what are believed to be temporary dislocations in the credit markets. We are pleased to have the Fund apply to participate in the program, which provides an

UBS Money Market Fund

added level of protection for Fund shareholders. We want to reassure shareholders of the following:

• UBS Global Asset Management remains committed to seeking the Fund’s stated investment goals of capital preservation, liquidity and income. The Fund continues to operate normally and maintain a stable net asset value (“NAV”) of $1.00 per share.*

• The Fund holds very high-quality assets. While we consider rating agencies’ credit ratings, we rely first and foremost on our own proprietary research, conducted by dedicated teams of credit analysts.

• UBS Global Asset Management (Americas) Inc. and its predecessor firms have been managing money market funds for 30 years; this is a key line of business for the firm, and we have dedicated significant resources to the management of the assets entrusted to us.

Q.	How long will the Program last?
A.	As it is designed to address temporary dislocations in credit markets, the program will initially be in effect for around three months, until December 18, 2008. Following that, the Secretary of the Treasury Henry Paulson will review whether to extend the Program, as well as the costs to provide the additional coverage. While the Secretary has the option to extend the program up to the close of business on September 18, 2009, if he chooses not to extend the program at the end of the initial three month period, the program will end in December.

Q.	What are the costs to the Fund to participate in the program, and how will it impact the Fund’s yields?
A.	For the first three months, the cost to participate is 0.01% (one basis point) of the value of the Fund’s outstanding shares (valued at $1.00 per share for this purpose) as of September 19, 2008. This cost will be absorbed by the Fund as a fund expense. We do expect that the Fund’s yields could decline slightly as a result, but believe that the extent of any minor yield decreases will be dependent on a number of factors outside of the Fund’s control, including fluctuations in the asset base of the Fund.

*  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency, except to the extent otherwise provided by the Program. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

UBS Money Market Fund

Q.	How would you describe the economic environment during the reporting period?
A.	The US economy was mixed during the six-month reporting period. Prior to the beginning of the reporting period, the US Department of Commerce reported that fourth quarter 2007 US gross domestic product (“GDP”) growth was –0.2%. A variety of factors contributed to the economy’s weakness, including the faltering housing market and tepid consumer and business spending.

While there were fears that the US economy was headed for a recession—defined as two consecutive quarters of negative growth—GDP grew a surprising 0.9% during the first quarter of 2008. The Commerce Department’s estimate for second quarter 2008 GDP growth was 2.8%. This strong showing was due in part to rising exports and buoyed by the declining dollar, which made US goods more attractive overseas. In addition, consumer spending improved during the reporting period, helped by the government’s tax rebate program.

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	The Fed has been aggressive in attempting to stabilize the markets and keep the US economy from falling into a severe recession. As the problems and fallout from subprime mortgages escalated, the Fed moved into action by pumping substantial amounts of liquidity into the financial system in order to facilitate normal market operations.

For example, in March 2008, the Fed established a new lending program allowing certain brokerage firms to take loans from its discount window. During the month, it also orchestrated the purchase of Bear Stearns by JPMorgan Chase. Later in the year, following the conclusion of the reporting period, the Fed pumped billions of dollars into the financial system in an attempt to settle the markets following Lehman Brothers’ bankruptcy. It also announced an $85 billion rescue plan for insurance giant AIG. The U.S. Treasury Department was actively involved as well, as it took over mortgage finance companies Fannie Mae and Freddie Mac.

The Fed also reduced the fed funds rate on two occasions during the reporting period, following a string of rate decreases that began in September 2007. From that time through April 2008, the Fed reduced the rate from 5.25% to 2.00%—bringing it to its lowest level since 2004. Following the conclusion of the reporting period, the Fed again reduced the rate, citing a reduction of inflationary pressures and slowing economic activity. The most recent cut lowered the rate to 1.5%.

UBS Money Market Fund

Q.	How did you position the Fund’s portfolio during the reporting period?
A.	For much of the reporting period, we employed a “barbell” strategy (whereby the maturities of securities in a portfolio are concentrated at opposite ends of the short-term yield curve). We continued to buy shorter-term securities, as we also sought to extend the portfolio’s weighted average maturity with longer-term money market securities maturing within nine to 13 months. This largely benefited performance, as the yield on one-year money market securities rose higher during portions of the reporting period.

Q.	Did you maintain a diversified and liquid portfolio during the period?
A.	The Fund’s portfolio remained highly diversified, by both average weighted maturity and security type. We held securities of various maturities, ranging from relatively short periods up to several months. In terms of security type, while we are able to generally hold up to 5% in any one security (subject to certain exceptions), we typically maintained a greater level of portfolio diversification over the reporting period by investing in smaller positions, typically no larger than 2.0%–2.5% in any one nongovernment holding.

The Fund’s portfolio remained significantly liquid during the reporting period. As of August 31, 2008, 60% of the Fund’s invested securities matured each day and “rolled nightly” (that is, they had a maturity of one day). As of the same date, 74% of Fund’s holdings matured within 30 days.

(Please keep in mind that the Fund’s portfolio is actively managed, and its composition will vary over time.)

Q.	What types of securities did you emphasize over the period?
A.	As always, quality, liquidity and yield remained paramount in our security selection process for the portfolio.

Throughout the period, repurchase agreements comprised a significant amount of the Fund, which also held US government and agency obligations, commercial paper, and certificates of deposit. (Repurchase agreements are essentially contracts in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.)

As a result of our research and selection process, which emphasizes high-quality securities, we did not have any direct exposure to

UBS Money Market Fund

collateralized debt obligations (CDOs) or the subprime mortgage market. Also, we were highly selective in terms of the types of commercial paper held in the Fund’s portfolio. (Commercial paper is a short-term security often backed by a guarantee or a letter of credit from a bank or other entity.) For example, we did not have any positions in single-seller commercial paper conduits or asset-backed commercial paper programs solely backed by mortgages. Rather, we emphasized multi-seller commercial paper programs, which we believed to be more stable.

Q.	What factors do you believe will affect the Fund over the coming months?
A.	While the extraordinary actions by the Fed and other government initiatives to add liquidity and restore confidence have provided some relief to the credit-related issues plaguing the markets, we expect volatility to remain high. As the credit crunch largely continues, and the effects of the still-slowing housing market are felt, the outlook for the US economy remains uncertain. Looking ahead, we plan to monitor the factors likely to influence the Fed’s future decisions on interest rates, including the state of the financial markets, inflation and the overall strength of the economy.

In addition, we will continue to watch closely the events likely to affect the continuation of the US Treasury Department’s Temporary Guarantee Program for money market portfolios, and will evaluate the Fund’s ongoing participation accordingly.

UBS Money Market Fund

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,* please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President
 UBS Money Market Fund
Head—Americas
UBS Global Asset Management (Americas) Inc.

Robert Sabatino
Portfolio Manager
UBS Money Market Fund
Executive Director
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended August 31, 2008. The views and opinions in the letter were current as of October 15, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Fund’s future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Money Market Fund

Temporary Guarantee Program for Money Market Funds
The Fund has applied to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”).

The Program is designed to provide certain investors with a guarantee of a $1.00 net asset value (“NAV”) price per share based on the number of shares held by the investor in a fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if a fund’s market-based NAV falls below $0.995, commonly referred to as “breaking the buck” (a “Guarantee Event”) and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in a fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in a fund fluctuates over the period of the Program (as discussed below), the Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. In order to participate in the Program, the Fund paid a one-time non-refundable participation fee, which amounted to 0.01% of the value of the fund’s outstanding shares on September 19, 2008 (valued at $1.00 per share).

Under the terms of the Program, upon the occurrence of a Guarantee Event, a fund Board must promptly initiate actions necessary under state and federal law to commence the liquidation of a fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per share. Guarantee payments under the Program will be made through a fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund, which had approximately $50 billion in assets as of August 31, 2008.

The Program is designed to address temporary dislocations in credit markets. The Program will exist for an initial three-month term ending on December 18, 2008, but the Secretary of the Treasury can determine to extend the Program up to the close of business on September 18, 2009. If the Program is extended, each fund can renew its participation and, upon payment of any additional participation fee, maintain coverage

UBS Money Market Fund

Temporary Guarantee Program for Money Market Funds (concluded)
during any extension of the Program. The amount of any such additional fee, if the Program is extended, would be announced by the Treasury at a later date. If the Secretary chooses not to renew the Program at the end of the initial three month period, the Program will terminate.

Neither this shareholder report nor a participating fund are in any manner approved, endorsed, sponsored or authorized by the Treasury.

A few highlights of the Program to keep in mind:

•	The US Treasury Temporary Guarantee Program provides a guarantee to participating money market mutual fund shareholders based on the number of shares invested in the fund at the close of business on September 19, 2008.

•	Any increase in the number of shares an investor holds after the close of business on September 19, 2008, will not be guaranteed.

•	If a customer closes his/her account with a fund or broker-dealer, any future investment in the fund will not be guaranteed.

•	If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

•	The Program expires on December 18, 2008, unless extended by the United States Treasury.

UBS Money Market Fund

Understanding your Fund’s expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable), including contingent deferred sales charges; and (2) ongoing costs, including management fees, service and/or distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2008 to August 31, 2008.

 Actual expenses
 The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

 Hypothetical example for comparison purposes
 The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as contingent deferred sales charges. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

UBS Money Market Fund

Understanding your Fund’s expenses (unaudited) (concluded)

		Beginning account value March 1, 2008	Ending account value August 31, 2008	Expenses paid during period(1) 03/01/08 to 08/31/08	Expense ratio during the period

Class A	Actual	$1,000.00	$1,007.70	$4.81	0.95%

	Hypothetical (5% annual return before expenses)	1,000.00	1,020.42	4.84	0.95%

Class B	Actual	1,000.00	1,005.20	7.33	1.45

	Hypothetical (5% annual return before expenses)	1,000.00	1,017.90	7.37	1.45

Class C	Actual	1,000.00	1,005.20	7.33	1.45

	Hypothetical (5% annual return before expenses)	1,000.00	1,017.90	7.37	1.45

(1)	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

UBS Money Market Fund

Performance and portfolio characteristics at a glance (unaudited)

Seven-day current yield(1)	08/31/08	02/29/08	08/31/07

Class A shares	1.38%	2.37%	4.38%

Class B shares	0.88	1.87	3.87

Class C shares	0.88	1.87	3.88

Characteristics	08/31/08	02/29/08	08/31/07

Weighted average maturity(2)	34 days	28 days	36 days

Average credit quality	First tier	First tier	First tier

Net assets (mm)	$19.0	$25.3	$12.7

Portfolio composition(3)	08/31/08	02/29/08	08/31/07

Repurchase agreements	58.9%	67.7%	39.8%

US government and agency obligations	24.0	21.9	11.3

Commercial paper	14.9	9.0	34.3

Short-term corporate obligations	—	—	9.4

Certificates of deposit	2.6	2.0	3.9

Bank note	—	—	2.0

Other assets less liabilities	(0.4)	(0.6)	(0.7)

Total	100.0%	100.0%	100.0%

(1)	Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.
(2)	The Fund is actively managed and its weighted average maturity will differ over time.
(3)	Weightings represent percentages of net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in UBS Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

UBS Money Market Fund

Statement of net assets—August 31, 2008 (unaudited)

	Face
	amount	Value

US government and agency obligations—24.02%

Federal Home Loan Bank
2.100%, due 09/11/08(1)	$500,000	$499,708

5.100%, due 09/19/08	250,000	250,057

2.000%, due 12/16/08(1)	500,000	497,056

2.600%, due 01/16/09(1)	500,000	495,053

2.560%, due 02/13/09	250,000	250,680

Federal Home Loan Mortgage Corp.*
2.450%, due 09/22/08(1)	500,000	499,285

2.100%, due 11/10/08(1)	250,000	248,979

2.720%, due 12/22/08(1)	250,000	247,885

2.750%, due 03/30/09(1)	250,000	245,990

Federal National Mortgage Association*
2.500%, due 11/28/08(1)	340,000	337,922

US Treasury Bills
1.586%, due 09/11/08(1)	500,000	499,780

1.985%, due 02/19/09(1)	500,000	495,286

Total US government and agency obligations (cost—$4,567,681)		4,567,681

Certificates of deposit—2.63%

Banking-non-US—1.31%
Rabobank Nederland
2.990%, due 02/17/09	250,000	250,000

Banking-US—1.31%
Wachovia Bank N.A. (Charlotte)
2.820%, due 09/30/08	250,000	250,000

Total certificates of deposit (cost—$500,000)		500,000

Commercial paper(1)—14.88%

Banking-non-US—5.81%
Bank of Ireland
2.900%, due 10/22/08	250,000	248,973

Dnb NOR ASA
2.650%, due 09/18/08	250,000	249,687

Fortis Banque Luxembourg SA
2.850%, due 10/07/08	228,000	227,350

Westpac Banking Corp.
2.730%, due 10/10/08	380,000	378,876

		1,104,886

UBS Money Market Fund

Statement of net assets—August 31, 2008 (unaudited)

	Face
	amount	Value

Commercial paper(1)—(concluded)

Banking-US—7.77%
Bank of America Corp.
2.700%, due 09/09/08	$250,000	$249,850

Calyon N.A., Inc.
2.740%, due 10/28/08	250,000	248,915

Dexia Delaware LLC
2.795%, due 09/25/08	250,000	249,534

ING (US) Funding LLC
2.760%, due 10/27/08	250,000	248,927

Natexis Banques Populaires US Finance Co. LLC
2.850%, due 10/21/08	230,000	229,090

San Paolo IMI US Financial Co.
2.730%, due 09/12/08	250,000	249,791

		1,476,107

Finance-noncaptive diversified—1.30%
General Electric Capital Corp.
2.500%, due 01/29/09	250,000	247,396

Total commercial paper (cost—$2,828,389)		2,828,389

Repurchase agreements—58.90%

Repurchase agreement dated 08/29/08 with Barclays Bank PLC, 2.100% due 09/02/08, collateralized by $6,116,000 Federal Home Loan Mortgage Corp. obligations, 3.125% due 02/12/10; (value—$6,120,805); proceeds: $6,001,400	6,000,000	6,000,000

Repurchase agreement dated 08/29/08 with Deutsche Bank Securities, Inc., 2.120% due 09/02/08, collateralized by $152,000 Federal Home Loan Bank obligations, zero coupon due 04/20/09 and $4,946,000 Federal National Mortgage Association obligations, 4.220% due 09/26/13; (value—$5,202,816); proceeds: $5,101,201	5,100,000	5,100,000

UBS Money Market Fund

Statement of net assets—August 31, 2008 (unaudited)

	Face
	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 08/29/08 with State Street Bank & Trust Co., 1.430% due 09/02/08, collateralized by $73,522 US Treasury Bonds, 8.125% due 08/15/19; (value—$99,990); proceeds: $98,016	$98,000	$98,000

Total repurchase agreements (cost—$11,198,000)		11,198,000

Total investments (cost—$19,094,070 which approximates cost for federal income tax purposes)—100.43%		19,094,070

Liabilities in excess of other assets—(0.43)%		(81,478)

Net assets (applicable to 12,667,547; 732,239 and 5,603,929 shares of common stock outstanding of Class A, Class B and Class C, respectively, each equivalent to $1.00 per share)—100.00%		$19,012,592

*	On September 7, 2008, the Federal Housing Finance Agency placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship, and U.S. Treasury guaranteed the debt issued by those organizations.
(1)	Interest rates shown are the discount rates at date of purchase.

Issuer breakdown by country of origin

Percentage of total investments

United States	92.9%

Australia	2.0

Netherlands	1.3

Norway	1.3

Ireland	1.3

Luxembourg	1.2

Total	100.0%

Weighted average maturity—34 days

See accompanying notes to financial statements

UBS Money Market Fund

Statement of operations

For the six
months ended
August 31, 2008
(unaudited)

Investment income:
Interest	$264,574

Expenses:
Investment advisory and administration fees	52,962

Professional fees	42,474

Service fees—Class A	18,816

Service and distribution fees—Class B	2,367

Service and distribution fees—Class C	20,629

State registration fees	22,470

Transfer agency and related services fees—Class A	9,049

Transfer agency and related services fees—Class B	480

Transfer agency and related services fees—Class C	2,314

Reports and notices to shareholders	11,707

Directors’ fees	6,431

Custody and accounting fees	1,483

Insurance fees	1,298

Other expenses	6,102

198,582

Less: Fee waivers and/or expense reimbursements by investment advisor	(82,622)

Net expenses	115,960

Net investment income/net increase in net assets resulting from operations	$148,614

See accompanying notes to financial statements

UBS Money Market Fund

Statement of changes in net assets

	For the six
	months ended	For the
	August 31, 2008	year ended
	(unaudited)	February 29, 2008

From operations:
Net investment income	$148,614	$612,292

Net realized gain from investment activities	—	1,016

Net increase in net assets resulting from operations	148,614	613,308

Dividends to shareholders from:
Net investment income—Class A	(117,188)	(498,824)

Net investment income—Class B	(3,225)	(15,346)

Net investment income—Class C	(28,201)	(98,122)

	(148,614)	(612,292)

Net increase (decrease) in net assets from capital share transactions	(6,315,941)	2,502,256

Net increase (decrease) in net assets	(6,315,941)	2,503,272

Net assets:
Beginning of period	25,328,533	22,825,261

End of period	$19,012,592	$25,328,533

Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

(This page has been left blank intentionally)

UBS Money Market Fund

Financial highlights

Selected data for a share of capital stock outstanding throughout each period is presented below:

	Class A

	For the six
	months ended
	August 31, 2008
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.008

Net realized gains (losses) from investment activities	—

Dividends from net investment income	(0.008)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.008)

Net asset value, end of period	$1.00

Total investment return(2)	0.77%

Ratios/supplemental data:
Net assets, end of period (000’s)	$12,676

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	0.95	%(3)

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	1.74	%(3)

Net investment income to average net assets	1.56	%(3)

(1)	Amount of net realized gain (loss) or distribution paid represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Annualized.

See accompanying notes to financial statements

Class A

For the years ended February 28 or 29,

2008	2007	2006		2005		2004

$1.00	$1.00	$1.00		$1.00		$1.00

0.040	0.039	0.017		0.006		0.007

0.000 (1)	—	(0.000	)(1)	—		0.000 (1)

(0.040)	(0.039)	(0.017)		(0.006)		(0.007)

—	—	—		(0.000	)(1)	—

(0.040)	(0.039)	(0.017)		(0.006)		(0.007)

$1.00	$1.00	$1.00		$1.00		$1.00

4.07%	3.92%	1.72%		0.62%		0.67%

$19,346	$20,469	$10,380		$12,912		$15,396

0.95%	1.17%	1.86%		0.98%		0.46%

1.97%	1.74%	1.86%		1.63%		1.23%

3.86%	4.10%	1.69%		0.61%		0.67%

UBS Money Market Fund

Financial highlights

Selected data for a share of capital stock outstanding throughout each period is presented below:

	Class B

	For the six
	months ended
	August 31, 2008
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.005

Net realized gains (losses) from investment activities	—

Dividends from net investment income	(0.005)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.005)

Net asset value, end of period	$1.00

Total investment return(2)	0.52%

Ratios/supplemental data:
Net assets, end of period (000’s)	$732

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	1.45	%(3)

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	2.28	%(3)

Net investment income to average net assets	1.02	%(3)

(1)	Amount of net realized gain (loss) or distribution paid represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Annualized.

See accompanying notes to financial statements

Class B

For the years ended February 28 or 29,

2008	2007	2006		2005		2004

$1.00	$1.00	$1.00		$1.00		$1.00

0.035	0.034	0.012		0.001		0.001

0.000 (1)	—	(0.000	)(1)	—		0.000 (1)

(0.035)	(0.034)	(0.012)		(0.001)		(0.001)

—	—	—		(0.000	)(1)	—

(0.035)	(0.034)	(0.012)		(0.001)		(0.001)

$1.00	$1.00	$1.00		$1.00		$1.00

3.55%	3.41%	1.21%		0.12%		0.15%

$605	$521	$1,744		$6,422		$13,227

1.45%	1.92%	2.33%		1.41%		0.98%

2.65%	2.36%	2.33%		2.09%		1.74%

3.42%	3.24%	1.02%		0.12%		0.14%

UBS Money Market Fund

Financial highlights

Selected data for a share of capital stock outstanding throughout each period is presented below:

	Class C

	For the six
	months ended
	August 31, 2008
	(unaudited)

Net asset value, beginning of period	$1.00

Net investment income	0.005

Net realized gains (losses) from investment activities	—

Dividends from net investment income	(0.005)

Distributions from net realized gains from investment activities	—

Total dividends and distributions	(0.005)

Net asset value, end of period	$1.00

Total investment return(2)	0.52%

Ratios/supplemental data:
Net assets, end of period (000’s)	$5,604

Expenses to average net assets, net of fee waivers and/or expense reimbursements by advisor	1.45	%(3)

Expenses to average net assets, before fee waivers and/or expense reimbursements by advisor	2.21	%(3)

Net investment income to average net assets	1.03	%(3)

(1)	Amount of net realized gain (loss) or distribution paid represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Annualized.

See accompanying notes to financial statements

Class C

For the years ended February 28 or 29,

2008	2007	2006		2005		2004

$1.00	$1.00	$1.00		$1.00		$1.00

0.035	0.033	0.012		0.001		0.001

0.000 (1)	—	(0.000	)(1)	—		0.000 (1)

(0.035)	(0.033)	(0.012)		(0.001)		(0.001)

—	—	—		(0.000	)(1)	—

(0.035)	(0.033)	(0.012)		(0.001)		(0.001)

$1.00	$1.00	$1.00		$1.00		$1.00

3.56%	3.40%	1.19%		0.10%		0.10%

$5,377	$1,835	$1,709		$2,663		$5,179

1.45%	1.78%	2.40%		1.44%		1.02%

2.41%	2.36%	2.40%		2.11%		1.79%

3.26%	3.45%	1.19%		0.10%		0.10%

UBS Money Market Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Master Series, Inc. (“Master Series”) was incorporated in Maryland on October 29, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end series investment company which currently offers one series, which is diversified: UBS Money Market Fund (the “Fund”). The Fund’s investment objective is to provide maximum current income consistent with liquidity and conservation of capital.

The Fund currently offers Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance, which varies depending upon the amount invested. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan. All classes of shares may be obtained only through an exchange of shares of the corresponding class of other funds for which UBS Global Asset Management (US) Inc. or certain of its affiliates serve as principal underwriter.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost, unless the Fund’s Board of Directors (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

UBS Money Market Fund

Notes to financial statements (unaudited)

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s assets:

Measurements at August 31, 2008

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	assets	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Securities	$—	$19,094,070	$—	$19,094,070

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays,

UBS Money Market Fund

Notes to financial statements (unaudited)

costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk
The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment

UBS Money Market Fund

Notes to financial statements (unaudited)

advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. At August 31, 2008, the Fund owed UBS Global AM $8,690 for investment advisory and administration fees.

Effective June 27, 2008, UBS Global AM has voluntarily undertaken to waive a portion of its investment advisory and administration fees and/or reimburse expenses so that the Fund’s total ordinary annual operating expenses through June 30, 2009 (excluding interest expense, if any, and extraordinary items) will not exceed the following annualized rates: Class A, 0.95%; Class B, 1.45%; and Class C, 1.45%. For the six months ended August 31, 2008, UBS Global AM voluntarily waived investment advisory and administration fees and/or reimbursed expenses totaling $82,622. At August 31, 2008, UBS Global AM owed the Fund $13,655 for fee waivers and/or expense reimbursements.

Subsequent to the end of the fiscal period covered by this report, the Fund applied for, and was accepted into, the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The fee to participate in the Program is not subject to the above noted fee waiver/expense reimbursement arrangements.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested director of the Fund. The Fund has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended August 31, 2008, the Fund purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $596,634. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

UBS Money Market Fund

Notes to financial statements (unaudited)

Service and distribution plans
UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) is the principal underwriter of the Fund’s shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, the Fund pays UBS Global AM—US monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at an annual rate of 0.50% of the average daily net assets of Class B and Class C shares. At August 31, 2008, the Fund owed UBS Global AM—US $6,800 for distribution and service fees.

UBS Global AM—US also receives the proceeds of the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. UBS Global AM—US has informed the Fund that for the six months ended August 31, 2008, it earned $2,342 and $783 in deferred sales charges on Class B and Class C shares, respectively.

Transfer agency related services fees
UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from PNC Global Investment Servicing (“PNC”), the Fund’s transfer agent, and is compensated for these services by PNC, not the Fund.

For the six months ended August 31, 2008, UBS Financial Services, Inc. received from PNC, not the Fund, $6,500 of the total transfer agency and related services fees paid by the Fund to PNC.

Securities lending
The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, and other

UBS Money Market Fund

Notes to financial statements (unaudited)

affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. The Fund did not loan any securities during the six months ended August 31, 2008.

Other liabilities and components of net assets
 At August 31, 2008, the Fund had the following liabilities outstanding:

Payable for shares repurchased	$44,989

Dividends payable to shareholders	2,580

Other accrued expenses*	64,841

* Excludes investment advisory and administration fees and service and distribution fees.

At August 31, 2008, the components of net assets were as follows:

Accumulated paid in capital	$19,005,785

Accumulated net realized gain from investment activities	6,807

Net assets	$19,012,592

Federal tax status
The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the six months ended August 31, 2008 and the fiscal year ended February 28, 2008 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund’s fiscal year ending February 28, 2009.

For the period ended August 31, 2008, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of operations. During the period, the Fund did not incur any interest or penalties.

UBS Money Market Fund

Notes to financial statements (unaudited)

Each of the tax years in the four year period ended February 29, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Capital stock
There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 1 billion are allocated to the Fund as follows: 330 million shares each of Class A and Class B common stock and 340 million shares of Class C common stock. Transactions in shares of common stock, at $1.00 per share, were as follows:

	Class A		Class B

	For the six	For the	For the six	For the
	months ended	year ended	months ended	year ended
	August 31,	February 29,	August 31,	February 29,
	2008	2008	2008	2008

Shares exchanged into Fund	3,746,410	21,506,494	494,185	840,266

Shares repurchased or exchanged out of Fund	(10,537,803)	(23,477,688)	(359,242)	(360,003)

Shares converted from Class B to Class A	10,804	409,055	(10,804)	(409,055)

Dividends reinvested	110,377	438,544	3,023	12,581

Net increase (decrease) in shares outstanding	(6,670,212)	(1,123,595)	127,162	83,789

	Class C

	For the six	For the
	months ended	year ended
	August 31,	February 29,
	2008	2008

Shares exchanged into Fund	3,489,510	8,743,459

Shares repurchased or exchanged out of Fund	(3,288,895)	(5,285,056)

Dividends reinvested	26,494	83,659

Net increase in shares outstanding	227,109	3,542,062

UBS Money Market Fund

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

UBS Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

Background—At a meeting of UBS Master Series, Inc.’s (the “Company”) board on July 16, 2008, the members of the board, including the directors who are not “interested persons” of the Company (“Independent Directors”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the Investment Advisory and Administration Agreement of the Company, with respect to its sole series, UBS Money Market Fund (the “Fund”), with UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board received materials detailing the administrative services provided to the Fund by UBS Global AM, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements were met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund’s service providers.

The Independent Directors also met for several hours the evening before the board meeting to discuss matters relating to the Fund and other funds subject to their oversight and met again after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Directors met in session with their independent legal counsel. The Independent Directors also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Agreement, the board considered the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Agreement—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Investment Advisory and Administration Agreement during the past year. The board considered the nature, extent and quality of administrative, distribution,

UBS Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

and shareholder services performed by UBS Global AM and its affiliates. The board also considered the resources devoted to, and the record of compliance with the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of the Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund’s senior personnel at UBS Global AM and had received information regarding the person primarily responsible for the day-to-day portfolio management of the Fund and recognized that the Fund’s senior personnel at UBS Global AM report to the board regularly, some at every board meeting, and that at each regular meeting the board receives a report on the Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had well over $700 billion of assets under management worldwide as of March 2008. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past year involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Agreement.

UBS Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

Advisory fees and expense ratios—The board reviewed and considered the contractual management fee (“Contractual Management Fee”) payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the fee waiver/expense reimbursement arrangement in place for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management and advisory fees for UBS funds generally, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts but, in management’s view, such fee information was not very relevant to the Fund because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and, therefore, were not comparable. In addition, the board received information on fees charged to other mutual funds managed by UBS Global AM.

In addition to the Contractual and Actual Management Fees, the board also reviewed and considered total expenses for the Fund. The comparative Lipper information showed that the Fund’s Contractual Management Fee was in the third quintile, its Actual Management Fee was in the first quintile and its total expenses were in the fourth quintile in the Fund’s Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable). The board noted management’s explanation that the Fund’s above median total expenses resulted from a low level of assets under management, which caused certain non-management expenses to be above average for the Fund’s Expense Group. It was also noted that, unlike some of the funds in the Expense Group, the Fund imposed higher 12b-1 fees due to the Fund’s exchangeability feature.

UBS Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

Taking all of the above into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Investment Advisory and Administration Agreement.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2008 and (b) annualized performance information for each year in the ten-year period ended April 30, 2008. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Lipper information showed that the Fund’s performance was in the fourth quintile for the one-, five-, and ten-year periods and the fifth quintile for the three-year period and since inception period (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Management explained that the Fund’s underperformance was due predominantly to the low level of assets under management (approximately $20.5 million as of April 30, 2008), which causes the Fund’s fixed expenses to be higher than those of its peers, and higher 12b-1 fees due to the Fund’s exchangeability feature into certain other UBS long-term funds, consistent with industry practice for exchange vehicle money funds. In addition, the board noted that investors in the Fund may benefit by reducing subsequent charges upon an exchange into a long-term UBS fund or redemption of certain types of shares. Based on its review and management’s explanation, the board concluded that, considering that the Fund operates solely as an exchange vehicle for other UBS funds and its low level of assets under management, the Fund’s investment performance was acceptable.

Adviser profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the

UBS Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS Global AM has achieved economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies. The board noted that the Fund’s Contractual Management Fee did not contain any breakpoints. Given the relatively small size of the Fund, UBS Global AM did not believe that the Fund was large enough to have any significant economies of scale.

Generally, in light of UBS Global AM’s profitability data, the Contractual Management Fee and Actual Management Fee currently in place, and the voluntary fee waiver/expense reimbursement arrangement effective through June 30, 2009, the board concluded that the management fee schedule, together with fee waivers/expense caps, reflects an appropriate level of sharing of any economies of scale.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Investment Advisory and Administration Agreement to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Investment Advisory and Administration

UBS Money Market Fund

Board approval of investment advisory and administration agreement (unaudited)

Agreement. The Independent Directors were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Investment Advisory and Administration Agreement in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

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Directors
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©	2008 UBS Global Asset Management (Americas) Inc.
All rights reserved.

PRESORTED STANDARD U.S. POSTAGE PAID COMPUTERSHARE

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semiannual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 10, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 10, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 10, 2008